Subsequent Events - Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2021
Disclosure Of Government Contributions [Line Items]
Payment of debt		$ 202,568,839
Construction of the dos bocas refinery		$ 113,785,290
Subsequent Event [member]
Disclosure Of Government Contributions [Line Items]
Payment of debt	$ 45,437,538
Construction of the dos bocas refinery	22,500,000
Subsequent Event [member] | January 21, 2022
Disclosure Of Government Contributions [Line Items]
Payment of debt	19,321,641
Construction of the dos bocas refinery	7,500,000
Subsequent Event [member] | February 14, 2022
Disclosure Of Government Contributions [Line Items]
Construction of the dos bocas refinery	7,500,000
Subsequent Event [member] | March 8, 2022
Disclosure Of Government Contributions [Line Items]
Payment of debt	26,115,897
Construction of the dos bocas refinery	$ 7,500,000